Summary of Significant Accounting Policies - Operating lease components (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total revenue	$ 40,160
Product revenue
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total revenue	255
Subscription revenue.
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total revenue	36,248
Service revenue.
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total revenue	22
Maintenance revenue
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total revenue	3,635
2021-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total revenue	12,520
2021-01-01 | Product revenue
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total revenue	187
2021-01-01 | Subscription revenue.
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total revenue	11,183
2021-01-01 | Service revenue.
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total revenue	22
2021-01-01 | Maintenance revenue
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total revenue	1,128
2022-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total revenue	27,640
2022-01-01 | Product revenue
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total revenue	68
2022-01-01 | Subscription revenue.
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total revenue	25,065
2022-01-01 | Maintenance revenue
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total revenue	$ 2,507